DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Apr. 30, 2012
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2012